Other liabilities (Details Text) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Other liabilities (Details Text)
Total non-cancellable minimum future payments due on operating leases	R$ 11,340,768
Due within 1 year
Other liabilities (Details Text)
Total non-cancellable minimum future payments due on operating leases	853,882
Due between 1-5 years
Other liabilities (Details Text)
Total non-cancellable minimum future payments due on operating leases	3,250,392
Due more than 5 years
Other liabilities (Details Text)
Total non-cancellable minimum future payments due on operating leases	R$ 7,236,494